ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2026
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities
	March 31, 2026	March 31, 2025
	($)	($)
Accounts payable	298,194	488,338
Accrued liabilities	596,159	292,585
Total	894,353	780,923